T. ROWE PRICE Georgia Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.5%
GEORGIA  92.4%
Appling County Dev. Auth., Georgia Power Plant Hatch Project,
VRDN, PCR, 2.95%, 9/1/41  2,400 2,400
Athens-Clarke County Unified Government UGAREF West
Precinct, 3.00%, 6/15/39  1,390 1,307
Athens-Clarke County Unified Government UGAREF West
Precinct, 4.00%, 6/15/49  2,090 1,953
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/44  825 894
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/45  1,375 1,483
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,573
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/36 (1) 1,250 1,261
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,985
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 2,580 2,527
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  2,460 2,612
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (1) 1,750 1,853
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/42  1,435 1,434
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (1) 3,195 3,260
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/49 (1) 1,250 1,310
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  2,755 2,871
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/44 (1) 4,550 4,848
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 2,995 2,934
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (1) 900 983
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,413
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 225 128
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 1,745 995
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (2)(3) 550 313
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 2,000 1,792
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,002
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 301
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,258

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,765
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,798
Atlanta Dev. Auth., PRG - CAU Properties, Series A, 5.25%,
7/1/40 (4) 1,950 2,003
Atlanta Dev. Auth., PRG - CAU Properties, Series A, 6.00%,
7/1/55 (4) 1,535 1,584
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 619
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 280 279
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4)(5) 195 195
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,630 1,560
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(5) 665 647
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(5) 6,780 6,153
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(5) 3,525 3,103
Atlanta Urban Residential Fin. Auth., Civic Center R1 Senior,
Series A, 4.95%, 6/1/46  1,500 1,528
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  3,000 3,082
Atlanta Urban Residential Fin. Auth., Englewood Multifamily
Apartments Project, VRDN, 3.45%, 2/1/29 (Tender 2/1/28)  3,000 3,025
Atlanta Urban Residential Fin. Auth., North Block, VRDN,
3.40%, 2/1/29 (Tender 2/1/28)  1,225 1,235
Atlanta Water & Wastewater, 5.00%, 11/1/41 (5) 2,500 2,765
Atlanta Water & Wastewater, Series 2015, 5.00%, 11/1/40  7,935 7,945
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  500 511
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (6) 300 301
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Atlanta, Social Bond, Series A-1, GO, 5.00%, 12/1/41  2,000 2,168
Augusta Airport, Series A, 5.00%, 1/1/30  645 646
Augusta Airport, Series A, 5.00%, 1/1/31  275 275
Augusta Airport, Series A, 5.00%, 1/1/32  550 551
Augusta Airport, Series A, 5.00%, 1/1/34  585 585
Augusta Dev. Auth., AU Health System, 4.00%, 7/1/37  2,000 2,013
Augusta Dev. Auth., Wellstar Health System, Inc. Project,
Series A, 5.125%, 4/1/53 (7) 1,500 1,562

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Bartow County Dev. Auth., Georgia Power Plant Bowen Project,
VRDN, 3.00%, 11/1/62 (1) 150 150
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  2,500 2,415
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  4,500 4,100
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,023
Burke County Dev. Auth., Georgia Power A Southern, 1st
Series, VRDN, PCR, 2.90%, 7/1/49  200 200
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 2.90%, 11/1/52  1,300 1,300
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,002
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,229
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,600 1,622
Carroll City-County Hosp. Auth., Tanner Medical Centre, 5.00%,
7/1/50  3,000 3,144
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (7) 3,000 2,795
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  2,000 1,892
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,681
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.50%, 5/1/42  1,100 1,128
Clarke County Classic Center Auth., Classic Center Arena
Project, Series AG, 3.00%, 5/1/61 (7) 2,000 1,421
Clarke County Hosp. Auth. Piedmont Healthcare Project,
5.00%, 7/1/46  2,000 2,006
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34  1,145 1,146
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38  1,750 1,751
Cobb County Dev. Auth., KSU Summit II Housing Project,
4.50%, 7/15/50  1,000 997
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/38  910 1,018
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/39  345 384
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
4.00%, 4/1/52  5,035 4,433
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,295 1,308

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/44  1,250 1,371
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/45  1,810 1,970
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.50%, 10/1/50  1,000 1,097
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (7) 2,000 2,054
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  1,200 1,238
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,563
Columbia County Water & Sewerage Revenue, 5.00%, 6/1/49  4,850 5,103
Columbus Medical Center Hosp. Auth., Piedmont Healthcare,
Series B, VRDN, 5.00%, 7/1/54 (Tender 7/1/29)  650 687
Commerce School Dist., GO, 6.00%, 8/1/42  400 471
Commerce School Dist., GO, 6.00%, 8/1/43  300 350
Commerce School Dist., GO, 6.00%, 8/1/44  250 289
Commerce School Dist., GO, 6.00%, 8/1/45  600 692
Commerce School Dist., GO, 6.00%, 8/1/46  500 574
Commerce School Dist., GO, 6.00%, 8/1/50  2,250 2,566
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  8,000 8,207
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 908
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 634
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  605 614
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 400
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  1,000 978
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  700 675
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,500 1,513
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  1,500 1,509
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  1,000 1,079
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 753
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,007
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (7) 1,980 2,009
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  2,000 1,667

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  1,525 1,568
Fayette County Dev. Auth., United States Soccer Federation,
5.25%, 10/1/54  750 777
Forsyth County School Dist., GO, 5.00%, 2/1/38  1,000 1,041
Fulton County Dev. Auth., Piedmont Healthcare Project, 5.00%,
7/1/44  955 955
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  6,095 5,464
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  3,000 3,009
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/42  2,250 2,273
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,154
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,245
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 1,000 912
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 2,850 2,287
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,719
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 887
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,520
Gainesville & Hall County Dev Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (4) 1,250 1,169
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/26  260 262
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/27  385 392
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/28  405 416
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/29  425 441
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/30  445 466
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/31  465 491
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/36  595 625
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  1,000 1,013
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 2.50%, 2/15/51  655 421
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  7,840 5,739
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/42  1,140 1,100

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,500 4,856
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,662
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/44  750 806
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/45  1,035 1,107
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 242
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,450 3,438
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  10,000 8,391
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 500 512
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,500 1,428
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,380 4,866
Georgia Housing & Fin. Auth., Series A, 3.80%, 12/1/37  1,065 1,065
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  3,145 3,183
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  550 554
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/49  1,750 1,725
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,187
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  4,500 4,446
Georgia Housing & Fin. Auth., Series A, 4.70%, 12/1/55  3,000 3,007
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  4,070 3,392
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  725 752
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  1,500 1,500
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  2,700 2,792
Georgia Housing & Fin. Auth., Series C, 6.25%, 12/1/55  2,000 2,229
Georgia Housing & Fin. Auth., Series E, 4.85%, 12/1/40  500 521
Georgia Housing & Fin. Auth., Series E, 5.125%, 12/1/45  1,000 1,039
Georgia Ports Auth., 5.00%, 7/1/47  10,000 10,473
Georgia Ports Auth., 5.25%, 7/1/52  7,500 7,938
Georgia State, Series A, GO, 3.00%, 2/1/34  1,000 996
Georgia State, Series A, GO, 3.00%, 8/1/40  1,500 1,362
Georgia State, Series A, GO, 5.00%, 7/1/41  3,000 3,312
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 973
Georgia State Road & Tollway Auth., 5.00%, 7/15/43  3,225 3,548
Georgia State Road & Tollway Auth., 5.00%, 7/15/45  2,050 2,228
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 755
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 561
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/39  2,065 2,066

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/43  2,750 2,752
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/47  1,550 1,531
Griffin Public Utility Revenue, 5.00%, 1/1/43 (5) 300 324
Griffin Public Utility Revenue, 5.00%, 1/1/44 (5) 375 402
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/36  1,350 1,377
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,695
Henry County Hosp. Auth., Piedmont Henry Hospital Project,
Series A, RAC, 5.00%, 7/1/34  1,000 1,001
Macon Water Auth., 5.00%, 10/1/54  1,000 1,049
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 340 345
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,860 1,866
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 1,003
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  1,500 1,618
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.00%, 5/15/49  500 526
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, 5.50%, 9/15/28  3,000 3,167
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 3,083
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series A, VRDN, 5.00%, 5/1/54 (Tender 9/1/31)  525 565
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,653
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/54 (Tender 3/1/32)  1,500 1,619
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  2,000 2,013
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 9/1/53 (Tender 9/1/30)  1,950 2,081
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)  1,000 1,076
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)  5,000 5,362
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  1,000 1,102
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  3,965 4,327
Metro Atlanta Rapid Transit Auth., Green Bond, Series A,
5.00%, 7/1/44  2,845 3,082

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/37  1,500 1,392
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/38  2,430 2,230
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/41  820 702
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  2,415 2,250
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  5,180 5,035
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  4,160 4,210
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 2,435 2,408
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,959
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 985
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/39  1,000 1,031
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,061
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,253
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,044
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/48 (7) 1,000 1,024
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  3,000 3,006
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (5) 2,000 2,009
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,040 4,054
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (7) 1,500 1,523
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,532
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series AG, 4.00%, 1/1/59 (7) 930 834
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 3,154
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/44 (5) 1,235 1,322
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/49  500 524

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Paulding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/43  1,715 1,804
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,137
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,501
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  5,350 5,946
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,925 1,931
Private Colleges & Univ. Auth., Mercer Univ., 5.25%, 10/1/51  1,170 1,218
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  2,030 2,021
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  1,680 1,607
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/27  650 658
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  3,500 3,307
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 4,000 3,933
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,133
Roswell Dev. Auth., Wellstar Healthcare, Series A, VRDN,
2.90%, 4/1/47  400 400
Sandy Springs Public Fac. Auth., Public Fac. Project, Series B,
2.00%, 5/1/35  450 397
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.125%, 6/1/50  700 702
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/61  500 501
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (4) 500 499
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/42 (7) 400 436
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/43 (7) 550 593
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/44 (7) 510 555
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/45 (7) 400 434
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 3.125%, 7/1/44  2,110 1,718
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/36  2,500 2,498
Savannah Hosp. Auth., Saint Joseph's/Candler Health,
Series A, 4.00%, 7/1/43  5,000 4,744

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Savannah Housing Auth., The Pines at Garden City Project,
Series A, 4.75%, 3/1/42  1,640 1,751
Savannah Housing Auth., The Pines at Garden City Project,
Series B, VRDN, 5.00%, 3/1/28 (Tender 3/1/27)  600 614
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (4) 1,000 872
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 459
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,066
Warner Robins Housing Auth., Arbours At Wellston Project,
Series 2024, VRDN, 5.00%, 2/1/29 (Tender 2/1/28)  1,500 1,562
479,352
PUERTO RICO  5.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 2,423 1,551
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 1,722 1,124
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 771
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 356
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,537
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  700 695
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 703
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 693
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 402
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (2)(3) 10 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (2)(3) 810 539
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (2)(3) 540 359
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (2)
(3) 100 66
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(3) 15 10
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (2)(3) 35 23
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (2)
(3) 200 133
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)
(3) 170 113

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (2)
(3) 55 37
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (2)
(3) 70 46
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (2)
(3) 420 279
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(3) 425 283
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (2)
(3) 75 50
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (2)
(3) 35 23
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (2)
(3) 15 10
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (2)
(3) 375 249
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(3) 30 20
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (2)
(3) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (2)
(3) 20 13
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (2)
(3) 175 116
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (2)
(3) 140 93
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (2)
(3) 40 27
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (2)
(3) 15 10
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  629 626
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,821 5,529
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  3,572 3,474
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,591 4,470
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 747
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 286

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 974
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  1,000 974
27,506
WISCONSIN  0.8%
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (1) 1,000 1,039
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (1) 1,750 1,815
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (1) 375 414
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (1) 625 691
3,959
Total Investments in Securities  98.5%
(Cost $505,743) $ 510,817
Other Assets Less Liabilities 1.5% 7,743
Net Assets 100.0% $ 518,560
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $33,155 and represents 6.4% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Prerefunded date is used in determining portfolio maturity.
(7) Insured by Assured Guaranty Incorporated
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
GO General Obligation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free
Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Georgia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F92-054Q3 11/25